Revenue from Contracts with Customers - Summary of Disaggregation of Group's Revenue from Contracts with Customers (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	¥ 18,016,085	$ 2,542,813	¥ 16,263,248	¥ 16,197,819
At a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	17,935,600	2,531,453	16,166,390	16,098,876
Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	80,485	11,360	96,858	98,943
People's Republic of China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	17,913,615	2,528,350	16,119,896	16,090,726
Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	102,470	14,463	143,352	107,093
Heavy-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	6,189,934	873,655	4,934,435	5,182,930
Medium-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	5,583,982	788,130	5,537,164	5,620,202
Light-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,429,248	342,867	2,481,554	2,147,728
Other Products And Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	3,732,436	526,801	3,213,237	3,148,016
Revenue from hospitality operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	80,485	$ 11,360	96,858	98,943
Yuchai segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	17,980,304		16,210,467	16,140,622
Yuchai segment [member] | At a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	17,935,600		16,166,390	16,098,876
Yuchai segment [member] | Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	44,704		44,077	41,746
Yuchai segment [member] | People's Republic of China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	17,913,615		16,119,896	16,073,461
Yuchai segment [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	66,689		90,571	67,161
Yuchai segment [member] | Heavy-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	6,189,934		4,934,435	5,182,930
Yuchai segment [member] | Medium-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	5,583,982		5,537,164	5,620,202
Yuchai segment [member] | Light-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,429,248		2,481,554	2,147,728
Yuchai segment [member] | Other Products And Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	3,732,436		3,213,237	3,148,016
Yuchai segment [member] | Revenue from hospitality operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	44,704		44,077	41,746
HL Global Enterprises Limited segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	35,781		52,781	57,197
HL Global Enterprises Limited segment [member] | At a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0
HL Global Enterprises Limited segment [member] | Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	35,781		52,781	57,197
HL Global Enterprises Limited segment [member] | People's Republic of China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers				17,265
HL Global Enterprises Limited segment [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	35,781		52,781	39,932
HL Global Enterprises Limited segment [member] | Heavy-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0
HL Global Enterprises Limited segment [member] | Medium-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0
HL Global Enterprises Limited segment [member] | Light-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0
HL Global Enterprises Limited segment [member] | Other Products And Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0
HL Global Enterprises Limited segment [member] | Revenue from hospitality operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	¥ 35,781		¥ 52,781	¥ 57,197